UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685
Name of Registrant: Vanguard Morgan Growth Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2017
Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)1
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	360,797	421,941
	Home Depot Inc.	1,310,252	248,332
*	Priceline Group Inc.	66,617	115,763
*	Netflix Inc.	597,379	114,673
	Marriott International Inc. Class A	733,660	99,580
	McDonald's Corp.	500,993	86,231
	TJX Cos. Inc.	859,941	65,751
*,^ Tesla Inc.		197,041	61,349
*	Charter Communications Inc. Class A	181,043	60,823
*	O'Reilly Automotive Inc.	241,297	58,042
	Las Vegas Sands Corp.	740,681	51,470
	Kering	106,102	49,946
	Dollar General Corp.	472,506	43,948
	Ross Stores Inc.	465,749	37,376
	Comcast Corp. Class A	929,778	37,238
*	Dollar Tree Inc.	317,262	34,045
	Aramark	743,666	31,784
*	LKQ Corp.	758,108	30,832
	Domino's Pizza Inc.	153,461	28,998
	Dana Inc.	867,600	27,772
	Yum! Brands Inc.	299,933	24,477
*	ServiceMaster Global Holdings Inc.	413,068	21,178
	Lowe's Cos. Inc.	195,865	18,204
	MGM Resorts International	542,391	18,110
	Walt Disney Co.	151,988	16,340
*	Burlington Stores Inc.	108,826	13,389
*	NVR Inc.	3,716	13,036
*	Bright Horizons Family Solutions Inc.	130,559	12,273
*	Michael Kors Holdings Ltd.	192,750	12,134
	Texas Roadhouse Inc. Class A	215,794	11,368
^	Sirius XM Holdings Inc.	2,113,804	11,330
*	Live Nation Entertainment Inc.	255,743	10,887
	Lear Corp.	60,688	10,721
	Royal Caribbean Cruises Ltd.	89,521	10,678
*	Liberty Media Corp-Liberty SiriusXM Class A	262,776	10,422
	H&R Block Inc.	392,330	10,287
	adidas AG	42,945	8,589
*	IMAX Corp.	332,632	7,700
	Expedia Inc.	64,134	7,681
	Starbucks Corp.	59,574	3,421
	Hilton Worldwide Holdings Inc.	41,571	3,320
	NIKE Inc. Class B	39,439	2,467
*	Michaels Cos. Inc.	86,409	2,090
	Carnival Corp.	25,562	1,697
	Wynn Resorts Ltd.	7,792	1,314
*	Liberty Media Corp-Liberty SiriusXM Class C	29,702	1,178
*	Aptiv plc	4,705	399
			1,970,584

Consumer Staples (1.7%)
	Costco Wholesale Corp.	433,342	80,654
	Estee Lauder Cos. Inc. Class A	491,325	62,516
*	Monster Beverage Corp.	384,168	24,314
	Constellation Brands Inc. Class A	73,795	16,867
*,^ Blue Buffalo Pet Products Inc.		498,488	16,346
*	Pilgrim's Pride Corp.	318,734	9,900
	Walgreens Boots Alliance Inc.	114,175	8,291
	PepsiCo Inc.	54,495	6,535
	Kimberly-Clark Corp.	44,300	5,345
	Lamb Weston Holdings Inc.	18,014	1,017
			231,785
Energy (2.2%)
	BP plc ADR	1,404,779	59,043
	Chevron Corp.	370,314	46,360
	Pioneer Natural Resources Co.	251,242	43,427
	Schlumberger Ltd.	496,549	33,462
	Baker Hughes a GE Co.	961,377	30,418
*	Carrizo Oil & Gas Inc.	1,013,533	21,568
	Halliburton Co.	313,865	15,339
	ConocoPhillips	257,800	14,151
	Cabot Oil & Gas Corp.	445,954	12,754
*	Concho Resources Inc.	78,393	11,776
	Devon Energy Corp.	162,568	6,730
	Williams Cos. Inc.	121,316	3,699
	EOG Resources Inc.	8,393	906
	Cimarex Energy Co.	4,905	598
			300,231
Financials (7.0%)
	American Express Co.	1,140,986	113,311
	JPMorgan Chase & Co.	834,607	89,253
	Intercontinental Exchange Inc.	1,044,646	73,710
	Citigroup Inc.	989,272	73,612
	Goldman Sachs Group Inc.	285,223	72,664
	Bank of America Corp.	2,334,349	68,910
	Morgan Stanley	1,163,486	61,048
	FactSet Research Systems Inc.	196,406	37,859
	Raymond James Financial Inc.	417,501	37,283
	MetLife Inc.	704,191	35,604
	Aon plc	253,011	33,904
	Webster Financial Corp.	542,201	30,450
*	E*TRADE Financial Corp.	588,869	29,190
*	Berkshire Hathaway Inc. Class B	145,628	28,866
	Nasdaq Inc.	361,023	27,737
	Willis Towers Watson plc	166,782	25,132
	SEI Investments Co.	290,094	20,846
	Moody's Corp.	107,439	15,859
	S&P Global Inc.	88,636	15,015
	Progressive Corp.	229,181	12,908
	MSCI Inc. Class A	98,793	12,501
	Ameriprise Financial Inc.	73,346	12,430
	T. Rowe Price Group Inc.	115,493	12,119
	FNF Group	137,915	5,412
*	Athene Holding Ltd. Class A	27,504	1,422
	Comerica Inc.	11,865	1,030

Marsh & McLennan Cos. Inc.	10,911	888
		948,963
Health Care (11.9%)
Bristol-Myers Squibb Co.	2,416,127	148,060
* Celgene Corp.	1,240,591	129,468
Aetna Inc.	494,460	89,196
Gilead Sciences Inc.	1,136,955	81,451
* BioMarin Pharmaceutical Inc.	911,196	81,251
Amgen Inc.	453,123	78,798
Anthem Inc.	349,905	78,732
* Edwards Lifesciences Corp.	647,685	73,001
Johnson & Johnson	431,574	60,300
Zoetis Inc.	822,515	59,254
* Illumina Inc.	263,826	57,643
AbbVie Inc.	565,430	54,683
McKesson Corp.	283,740	44,249
UnitedHealth Group Inc.	200,640	44,233
* Vertex Pharmaceuticals Inc.	289,742	43,421
Danaher Corp.	464,625	43,126
* ICON plc	360,840	40,468
* Align Technology Inc.	145,831	32,402
Cooper Cos. Inc.	119,294	25,992
* Alexion Pharmaceuticals Inc.	215,223	25,739
* Incyte Corp.	259,172	24,546
Allergan plc	143,016	23,395
Dentsply Sirona Inc.	281,811	18,552
Cigna Corp.	89,202	18,116
* QIAGEN NV	566,561	17,524
* Intuitive Surgical Inc.	44,569	16,265
* Acadia Healthcare Co. Inc.	482,376	15,740
Teleflex Inc.	60,121	14,959
STERIS plc	167,025	14,610
* Nevro Corp.	201,361	13,902
* Centene Corp.	135,180	13,637
* Exact Sciences Corp.	259,107	13,613
* Mettler-Toledo International Inc.	20,141	12,478
* WellCare Health Plans Inc.	60,774	12,222
Baxter International Inc.	183,176	11,840
* Insulet Corp.	167,526	11,559
Agilent Technologies Inc.	160,075	10,720
Eli Lilly & Co.	126,185	10,658
* Alkermes plc	188,371	10,310
* IQVIA Holdings Inc.	66,454	6,506
* Express Scripts Holding Co.	79,884	5,963
* Exelixis Inc.	185,148	5,628
Humana Inc.	21,793	5,406
* Veeva Systems Inc. Class A	81,118	4,484
PerkinElmer Inc.	60,337	4,412
Thermo Fisher Scientific Inc.	9,064	1,721
* Biogen Inc.	2,306	735
		1,610,968
Industrials (10.4%)
Caterpillar Inc.	1,079,377	170,088
Parker-Hannifin Corp.	736,714	147,033
Boeing Co.	431,126	127,143
Rockwell Automation Inc.	528,809	103,832

Cummins Inc.	472,757	83,508
Dover Corp.	766,771	77,436
Emerson Electric Co.	1,010,574	70,427
Honeywell International Inc.	457,079	70,098
* IHS Markit Ltd.	1,323,068	59,736
Fortive Corp.	760,794	55,043
Cintas Corp.	301,399	46,967
Roper Technologies Inc.	165,292	42,811
Waste Connections Inc.	523,690	37,151
3M Co.	131,075	30,851
KAR Auction Services Inc.	578,736	29,232
Experian plc	1,265,018	27,885
* HD Supply Holdings Inc.	684,424	27,397
Union Pacific Corp.	192,349	25,794
AO Smith Corp.	343,034	21,021
* JetBlue Airways Corp.	904,468	20,206
* Beacon Roofing Supply Inc.	309,972	19,764
Spirit AeroSystems Holdings Inc. Class A	138,908	12,120
* United Rentals Inc.	70,187	12,066
Lockheed Martin Corp.	37,496	12,038
* TransUnion	210,559	11,572
* XPO Logistics Inc.	124,267	11,382
Old Dominion Freight Line Inc.	63,250	8,320
Allegion plc	97,243	7,737
^ Wabtec Corp.	89,353	7,276
Kansas City Southern	68,427	7,200
Allison Transmission Holdings Inc.	167,147	7,199
CSX Corp.	130,756	7,193
Waste Management Inc.	75,346	6,502
Graco Inc.	69,156	3,127
United Parcel Service Inc. Class B	23,362	2,784
Huntington Ingalls Industries Inc.	11,140	2,626
HEICO Corp. Class A	6,376	504
		1,413,069
Information Technology (46.5%)
Apple Inc.	4,285,098	725,167
Microsoft Corp.	6,664,448	570,077
* Alphabet Inc. Class C	494,142	517,070
* Facebook Inc. Class A	2,535,602	447,432
Visa Inc. Class A	2,419,078	275,823
Mastercard Inc. Class A	1,316,663	199,290
* Alibaba Group Holding Ltd. ADR	1,044,553	180,112
* Adobe Systems Inc.	975,896	171,016
* PayPal Holdings Inc.	2,076,213	152,851
Texas Instruments Inc.	1,284,653	134,169
* salesforce.com Inc.	1,292,961	132,179
* Alphabet Inc. Class A	123,962	130,582
Tencent Holdings Ltd.	2,339,886	121,108
Oracle Corp.	2,403,511	113,638
Global Payments Inc.	1,100,436	110,308
* Workday Inc. Class A	958,033	97,470
Applied Materials Inc.	1,839,779	94,050
* Vantiv Inc. Class A	1,178,956	86,712
* Red Hat Inc.	698,244	83,859
SS&C Technologies Holdings Inc.	2,027,909	82,090
NVIDIA Corp.	415,196	80,340
International Business Machines Corp.	500,149	76,733

*	VeriSign Inc.	653,513	74,788
*	Electronic Arts Inc.	697,970	73,329
	Intuit Inc.	453,859	71,610
	Activision Blizzard Inc.	1,122,689	71,089
	Broadcom Ltd.	263,672	67,737
*	eBay Inc.	1,771,960	66,874
	NetApp Inc.	1,105,849	61,176
	QUALCOMM Inc.	953,451	61,040
*	Gartner Inc.	491,694	60,552
	Alliance Data Systems Corp.	238,550	60,468
	DXC Technology Co.	581,120	55,148
	Maxim Integrated Products Inc.	1,039,145	54,327
*	ServiceNow Inc.	369,869	48,227
	Xilinx Inc.	709,734	47,850
	Analog Devices Inc.	532,023	47,366
*	Check Point Software Technologies Ltd.	441,698	45,769
	Teradyne Inc.	969,734	40,603
*	Splunk Inc.	419,656	34,764
	CDK Global Inc.	466,652	33,263
*	Cadence Design Systems Inc.	743,637	31,099
*	Yandex NV Class A	923,689	30,251
*	Autodesk Inc.	284,095	29,782
*	InterXion Holding NV	495,091	29,176
*	Euronet Worldwide Inc.	331,081	27,900
*	Fiserv Inc.	205,191	26,907
	Accenture plc Class A	169,048	25,880
	Lam Research Corp.	137,746	25,355
*	Integrated Device Technology Inc.	750,944	22,326
	Universal Display Corp.	125,708	21,703
*	Qorvo Inc.	316,733	21,094
	Amphenol Corp. Class A	230,512	20,239
*	Conduent Inc.	1,241,775	20,067
*	Palo Alto Networks Inc.	135,365	19,620
	KLA-Tencor Corp.	171,822	18,053
*,^ MACOM Technology Solutions Holdings Inc.		535,738	17,433
*	WEX Inc.	117,335	16,571
	Jack Henry & Associates Inc.	138,926	16,249
	Monolithic Power Systems Inc.	138,308	15,540
*	Atlassian Corp. plc Class A	337,835	15,378
*	Micron Technology Inc.	352,295	14,486
*	Dell Technologies Inc. Class V	162,611	13,217
	Total System Services Inc.	164,548	13,014
*	Arista Networks Inc.	54,596	12,862
*	Guidewire Software Inc.	171,988	12,772
*	Fortinet Inc.	291,954	12,755
*,^ VMware Inc. Class A		99,504	12,470
*	Take-Two Interactive Software Inc.	112,443	12,344
	CDW Corp.	174,061	12,095
*	ON Semiconductor Corp.	571,223	11,961
*	Flex Ltd.	658,499	11,846
*,^ Advanced Micro Devices Inc.		1,046,572	10,759
*	Square Inc.	305,823	10,603
	Cognizant Technology Solutions Corp. Class A	144,274	10,246
*	Okta Inc.	354,286	9,073
*	IAC/InterActiveCorp	52,098	6,371
	Broadridge Financial Solutions Inc.	44,872	4,065
*	Tableau Software Inc. Class A	57,690	3,992

*	IPG Photonics Corp.	12,489	2,674
	Harris Corp.	13,380	1,895
			6,308,179
Materials (2.8%)
^	Rio Tinto plc ADR	1,925,191	101,900
	Ball Corp.	841,428	31,848
	FMC Corp.	297,871	28,196
	Eagle Materials Inc.	220,775	25,014
	Vulcan Materials Co.	183,568	23,565
	Sherwin-Williams Co.	57,173	23,443
*	Berry Global Group Inc.	388,666	22,803
	Martin Marietta Materials Inc.	99,304	21,950
*	Allegheny Technologies Inc.	684,647	16,527
*	Freeport-McMoRan Inc.	861,048	16,326
*,^ Cleveland-Cliffs Inc.		2,214,332	15,965
*	Alcoa Corp.	220,306	11,868
	Chemours Co.	235,939	11,811
	CF Industries Holdings Inc.	249,540	10,615
	Albemarle Corp.	68,073	8,706
	Air Products & Chemicals Inc.	42,642	6,997
	Carpenter Technology Corp.	75,907	3,871
			381,405
Other (1.0%)
2	Vanguard Growth ETF	974,900	137,120

Real Estate (1.2%)
	American Tower Corp.	563,727	80,427
*	SBA Communications Corp. Class A	317,579	51,880
	CubeSmart	333,969	9,659
	Healthcare Trust of America Inc. Class A	295,879	8,888
	Equity LifeStyle Properties Inc.	75,880	6,755
	Forest City Realty Trust Inc. Class A	258,558	6,231
	Prologis Inc.	8,423	543
			164,383
Telecommunication Services (0.0%)
*	T-Mobile US Inc.	75,512	4,796

Utilities (0.0%)
	NRG Energy Inc.	79,237	2,256
Total Common Stocks (Cost $8,640,831)			13,473,739

		Coupon
Temporary Cash Investments (1.8%)1
Money Market Fund (1.7%)
3,4 Vanguard Market Liquidity Fund		1.458%		2,243,087	224,331

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.0%)
	Bank of America Securities, LLC (Dated
	12/29/17, Repurchase Value $5,001,000,
	collateralized by U.S Treasury Note/Bond
	2.375%, 8/15/24, with a value of
	$5,100,000)	1.410%	1/2/18	5,000	5,000

U.S. Government and Agency Obligations (0.1%)
	United States Cash Management Bill	1.048%	1/2/18	2,000	2,000
5	United States Treasury Bill	1.084%-1.099%	2/1/18	4,200	4,196
5	United States Treasury Bill	1.209%	2/8/18	2,000	1,997
5	United States Treasury Bill	1.169%	3/22/18	450	449
	United States Treasury Bill	1.429%	5/24/18	1,400	1,392
	United States Treasury Bill	1.446%	5/31/18	200	199
					10,233
Total Temporary Cash Investments (Cost $239,559)					239,564
Total Investments (101.0%) (Cost $8,880,390)					13,713,303
Other Assets and Liabilities-Net (-1.0%)4					(133,494)
Net Assets (100%)					13,579,809

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,268,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $51,673,000 of collateral received for securities on loan.
5 Securities with a value of $4,094,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	753	100,751	661

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Morgan Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Morgan Growth Fund

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,266,211	207,528	—
Temporary Cash Investments	224,331	15,233	—
Futures Contracts—Liabilities[1]	(486)	—	—
Total	13,490,056	222,761	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At December 31, 2017, the cost of investment securities for tax purposes was $8,880,390,000. Net unrealized appreciation of investment securities for tax purposes was $4,832,913,000, consisting of unrealized gains of $4,940,258,000 on securities that had risen in value since their purchase and $107,345,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.